Document and Entity Information	12 Months Ended
Jun. 03, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 23, 2013
Registrant Name	T. Rowe Price Institutional Income Funds, Inc.
Central Index Key	0001169187
Amendment Flag	false
Document Creation Date	May 23, 2013
Document Effective Date	May 28, 2013
Prospectus Date	Jun. 03, 2013